Servicing Rights - Amortization (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Servicing Rights
2016	$ 1,306		$ 5,508
2017	4,643		4,604
2018	3,828		3,832
2019	3,142		3,169
2020	2,562		2,596
2021	2,070		2,098
Thereafter	5,800		5,443
Total	$ 23,351	$ 24,390	$ 27,250	$ 30,286	$ 33,141	$ 36,725